Principal accountants' fees and services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of audit fees and other services [line items]
Auditor's remuneration for comfort letters and attestation services	€ 0.5
Ernst & Young
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	15.1	€ 14.2
Services other than statutory audit	5.4	1.8
Audit-related services	5.3	1.5
Tax	0.0	0.0
Other	0.1	0.3
Total	€ 20.5	€ 16.0
Statutory audit of separate and consolidated financial statements, percentage	74.00%	89.00%
Services other than statutory audit, percentage	26.00%	11.00%
Total, percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.9	€ 7.3
Audit-related services charged to the parent company and its French subsidiaries	5.2	1.4
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	14.7	14.1
Services other than statutory audit	5.8	0.5
Audit-related services	5.8	0.5
Tax	0.0	0.0
Other	0.0	0.0
Total	€ 20.5	€ 14.6
Statutory audit of separate and consolidated financial statements, percentage	72.00%	97.00%
Services other than statutory audit, percentage	28.00%	3.00%
Total, percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 8.3	€ 7.7
Audit-related services charged to the parent company and its French subsidiaries	€ 5.3	€ 0.3